Portfolio of Trading Securities (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Debt Securities INR	Mar. 31, 2010 Debt Securities INR	Mar. 31, 2011 Debt Securities Government of India securities INR	Mar. 31, 2010 Debt Securities Government of India securities INR	Mar. 31, 2011 Debt Securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2010 Debt Securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2010 Debt Securities Securities issued by state government sponsored institutions INR	Mar. 31, 2011 Debt Securities Other corporate/financial institution bonds INR	Mar. 31, 2010 Debt Securities Other corporate/financial institution bonds INR	Mar. 31, 2011 Debt Securities Deposit Certificates issued by banks INR	Mar. 31, 2010 Debt Securities Deposit Certificates issued by banks INR	Mar. 31, 2011 Equity securities INR	Mar. 31, 2010 Equity securities INR
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	$ 855.0	38,082.4	28,126.8	38,079.4	28,057.1	14,222.6	20,867.9	848.9	442.4	354.3	1,379.8	500.0	21,628.1	5,892.5	3.0	69.7
Gross Unrealized Gains	3.0	135.0	42.1	135.0	41.7	63.5	1.0	36.2	3.6	15.0	12.2	22.1	23.1			0.4
Gross Unrealized Losses		0.5	10.1	0.4	8.6	0.3	8.0	0.1	0.3	0.3					0.1	1.5
Fair Value	$ 858.0	38,216.9	28,158.8	38,214.0	28,090.2	14,285.8	20,860.9	885.0	445.7	369.0	1,392.0	522.1	21,651.2	5,892.5	2.9	68.6